Subsequent events (Details Narrative) ₪ in Millions, $ in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Aug. 30, 2018 USD ($)	Aug. 30, 2018 ILS (₪)	Aug. 30, 2018 ARS ($)	Aug. 14, 2018 ILS (₪)	Aug. 14, 2018 ARS ($)	Aug. 31, 2018 ARS ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)	Jun. 30, 2016 ARS ($)	Oct. 29, 2018 ARS ($)	Aug. 28, 2018 ILS (₪)	Aug. 28, 2018 ARS ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 ARS ($)		Jun. 30, 2017 ILS (₪)	Jun. 30, 2017 ARS ($)
Disclosure of non-adjusting events after reporting period [line items]
(Loss) / Profit for the year							$ 21,295	$ 5,220	$ 10,078
Borrowings									$ 112,936					$ 206,633	[1]		$ 129,415	[1]
IRSA Shareholders' [Member]
Disclosure of non-adjusting events after reporting period [line items]
(Loss) / Profit for the year							$ 4,983	$ 16,538
Dividend payable														1,412
ILS
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | ₪													₪ 180,814			₪ 117,435
NCN [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings														$ 171,142			$ 108,417
Non-Adjusting Events After Reporting Period [Member] | Clal Holdings Insurance Enterprises Ltd. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transaction amount			$ 1,766
Percentage of equity interest swap transactions	5.00%	5.00%	5.00%
Reduction in interest of capital stock	29.80%	29.80%	29.80%
Non-Adjusting Events After Reporting Period [Member] | IDB Tourism (2009) Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transaction amount					$ 285
Closing transaction date				Nov. 30, 2018	Nov. 30, 2018
Percentage of sale of share capital				50.00%	50.00%
Non-Adjusting Events After Reporting Period [Member] | ILS | Clal Holdings Insurance Enterprises Ltd. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transaction amount | ₪		₪ 173
Non-Adjusting Events After Reporting Period [Member] | NCN [Member] | USD
Disclosure of non-adjusting events after reporting period [line items]
Borrowings										$ 500
Non-Adjusting Events After Reporting Period [Member] | IDB Development Corporation Ltd [Member] | SERIES M [Member]
Disclosure of non-adjusting events after reporting period [line items]
Partial prepayment												$ 1,491
Percentage of partial prepayment											14.02%	14.02%
Non-Adjusting Events After Reporting Period [Member] | IDB Development Corporation Ltd [Member] | SERIES M [Member] | ILS
Disclosure of non-adjusting events after reporting period [line items]
Partial prepayment | ₪											₪ 146
Non-Adjusting Events After Reporting Period [Member] | IDB Tourism (2009) Ltd [Member] | ILS
Disclosure of non-adjusting events after reporting period [line items]
Consideration transaction amount | ₪				₪ 26
Non-Adjusting Events After Reporting Period [Member] | IDB Group Investment Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transaction amount						$ 673
Non-Adjusting Events After Reporting Period [Member] | IDB Group Investment Inc. [Member] | USD
Disclosure of non-adjusting events after reporting period [line items]
Consideration transaction amount	$ 18

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.